FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement Of Assets
Financial assets	¥ 46,615,367	¥ 45,499,740
Financial liabilities	127,507,186	127,490,796
Financial assets, at fair value	1,867,235
Financial assets included in other non-current assets
Fair Value Measurement Of Assets
Financial assets	242,567	1,375,140
At carrying amounts
Fair Value Measurement Of Assets
Financial assets	2,109,156	1,366,359
Financial liabilities	41,058,764	48,112,468
At carrying amounts | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	769,061	789,720
At carrying amounts | Long-term interest-bearing loans and borrowings
Fair Value Measurement Of Assets
Financial liabilities	40,289,703	47,322,748
At carrying amounts | Available-for-sale financial investments
Fair Value Measurement Of Assets
Financial assets	1,848,000
At carrying amounts | Financial assets included in other non-current assets
Fair Value Measurement Of Assets
Financial assets	261,156	1,366,359
At fair values
Fair Value Measurement Of Assets
Financial assets	2,090,567	1,375,140
Financial liabilities	40,136,080	47,555,889
At fair values | Financial liabilities included in other non-current liabilities
Fair Value Measurement Of Assets
Financial liabilities	660,688	789,720
At fair values | Long-term interest-bearing loans and borrowings
Fair Value Measurement Of Assets
Financial liabilities	39,475,392	46,766,169
At fair values | Available-for-sale financial investments
Fair Value Measurement Of Assets
Financial assets	1,848,000
At fair values | Financial assets included in other non-current assets
Fair Value Measurement Of Assets
Financial assets	¥ 242,567	¥ 1,375,140